Document and Entity Information	Mar. 02, 2022
Cover [Abstract]
Entity Address, Country	IE
Amendment Flag	true
Entity Central Index Key	0001567892
Document Type	8-K/A
Document Period End Date	Mar. 02, 2022
Entity Registrant Name	Mallinckrodt plc
Entity Incorporation State Country Code	L2
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Address, Address Line One	College Business & Technology Park
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Entity Address, City or Town	Dublin
Entity Address, Postal Zip Code	15
City Area Code	+353 1
Local Phone Number	6960000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Mallinckrodt plc (“Mallinckrodt” or the “Company”) is filing this amendment to its Current Report on Form 8-K originally filed by the Company on March 3, 2022 (the “Original 8-K”) in order to provide certain additional information herein, substantially all of which was included in other Company SEC filings filed prior to the Original 8-K.